Long Term Debt - Schedule Of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	$ 422,578	$ 360,277
Current portion of long-term debt	45,722	41,202
Long-term debt	376,856	319,075
Current portion of deferred financing costs	2,166	1,290
Deferred financing costs non-current	6,050	3,279
Total deferred financing costs	8,216	4,569
Total debt, net of deferred financing costs	414,362	355,708
Current portion of long-term debt, net	43,556	39,912
Long-term debt, net	370,806	315,796
Line of credit | Line of credit
Debt Instrument [Line Items]
Long-Term Debt, Total	74,210	149,885
Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Long-Term Debt, Total	15,000	10,000
Sale and leaseback financing
Debt Instrument [Line Items]
Long-Term Debt, Total	226,383	200,392
Bonds
Debt Instrument [Line Items]
Long-Term Debt, Total	106,985	0
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Petra | Line of credit | Line of credit | June 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	0	21,375
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Petra | Line of credit | Revolving credit facility | June 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	0	10,000
Safe Bulkers | Line of credit | Line of credit | September 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	10,500	28,500
Safe Bulkers | Line of credit | Line of credit | December 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	20,600	50,000
Monagrouli | Line of credit | Line of credit | April 2020
Debt Instrument [Line Items]
Long-Term Debt, Total	19,360	23,760
Pelea - Vasstwo - Eniaprohi - Vassone | Line of credit | Line of credit | December 2018
Debt Instrument [Line Items]
Long-Term Debt, Total	23,750	26,250
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Lofou | Line of credit | Revolving credit facility | December 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	15,000	0
Pentakomo | Sale and leaseback financing | January 2020
Debt Instrument [Line Items]
Long-Term Debt, Total	10,500	12,500
Maxdekatria | Sale and leaseback financing | January 2020
Debt Instrument [Line Items]
Long-Term Debt, Total	10,500	12,500
Maxdeka | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	14,978	17,063
Shikoku | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	15,756	17,948
Shikokutessera | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	15,384	17,478
Glovertwo | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	14,412	16,412
Maxtessera | Sale and leaseback financing | April 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	24,798	28,117
Kyotofriendo one | Sale and leaseback financing | September 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	24,690	0
Shikokuokto | Sale and leaseback financing | December 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	14,000	16,000
Gloversix | Sale and leaseback financing | December 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	14,560	16,640
Pinewood | Sale and leaseback financing | February 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	20,695	22,567
Shikokuepta | Sale and leaseback financing | August 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	21,167	23,167
Agros | Sale and leaseback financing | May 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	24,943	0
Safe Bulkers Participations | Bonds | February 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	$ 106,985	$ 0